PROPERTY AND EQUIPMENT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 9,720,593	$ 9,741,584	$ 9,786,896
Less: accumulated depreciation	(6,883,150)	(6,438,218)	(5,475,916)
Total property and equipment, net	2,837,443	$ 3,303,366	4,310,980
Estimated Life		0 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 56,995	$ 56,995	56,995
Estimated Life	5 years	5 years
Office and computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 436,173	$ 434,563	416,363
Office and computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Life	5 years	5 years
Office and computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Life	1 year	1 year
Land
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 358,886	$ 358,886	358,886
Building and improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 823,131	$ 823,131	820,182
Building and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Life	25 years	25 years
Building and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Life	5 years	5 years
Site costs
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,518,129	$ 1,417,704	1,412,624
Estimated Life	10 years	10 years
Crushing system
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 2,390,995	$ 2,514,021	2,505,012
Estimated Life	20 years	20 years
Process plant and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 3,530,460	$ 3,530,460	3,517,809
Estimated Life	10 years	10 years
Vehicles and mining equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 605,824	$ 605,824	$ 699,025
Vehicles and mining equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Life	10 years	10 years
Vehicles and mining equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Life	5 years	5 years